Interest	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Interest

14 - INTEREST

	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2015
	$	$	$

Interest income	25,892	55,436	81,521
Interest expense	(3,663)	(4,163)	(5,459)
Total	22,229	51,273	76,063